Investments Accounted for Using Equity Method - Summary of Investments in Associates (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2018 USD ($)
Disclosure of associates [line items]
Carrying Amount	$ 17,769.0	$ 17,731.8	$ 580.5
Vanguard International Semiconductor Corporation [member]
Disclosure of associates [line items]
Principal Activities	Manufacturing, selling, packaging, testing and computer-aided design of integrated circuits and other semiconductor devices and the manufacturing and design service of masks
Place of Incorporation and Operation	Hsinchu, Taiwan
Carrying Amount	$ 8,924.8	$ 8,465.0
% of Ownership and Voting Rights Held by the Company	28.00%	28.00%
Systems on Silicon Manufacturing Company Pte Ltd. [member]
Disclosure of associates [line items]
Principal Activities	Manufacturing and selling of integrated circuits and other semiconductor devices
Place of Incorporation and Operation	Singapore
Carrying Amount	$ 5,772.8	$ 5,677.6
% of Ownership and Voting Rights Held by the Company	39.00%	39.00%
Xintec Inc. [member]
Disclosure of associates [line items]
Principal Activities	Wafer level chip size packaging and wafer level post passivation interconnection service
Place of Incorporation and Operation	Taoyuan, Taiwan
Carrying Amount	$ 1,764.6	$ 2,292.1
% of Ownership and Voting Rights Held by the Company	41.00%	41.00%
Global Unichip Corporation [member]
Disclosure of associates [line items]
Principal Activities	Researching, developing, manufacturing, testing and marketing of integrated circuits
Place of Incorporation and Operation	Hsinchu, Taiwan
Carrying Amount	$ 1,283.9	$ 1,273.9
% of Ownership and Voting Rights Held by the Company	35.00%	35.00%
Mutual-Pak Technology Co., Ltd [member]
Disclosure of associates [line items]
Principal Activities	Manufacturing of electronic parts, wholesaling and retailing of electronic materials, and researching, developing and testing of RFID
Place of Incorporation and Operation	New Taipei, Taiwan
Carrying Amount	$ 22.9	$ 23.2
% of Ownership and Voting Rights Held by the Company	39.00%	39.00%